Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Nov. 01, 2017 USD ($)
Subsidiaries | DS Biopharma Limited
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 633		$ 743
Amounts due from related parties	338
Mr. Ciaran Murray
Related Party Transaction [Line Items]
Expenses incurred from related party transactions			$ 178
Fair value of asset transferred to related party				$ 77
Mr. Thomas Lynch
Related Party Transaction [Line Items]
Related party transaction amounts | €		€ 231,750
Amounts due to related parties	$ 64